Cash and Investments - Changes in Level 3 Financial Assets (Details) - Significant unobservable inputs (Level 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in fair value measurement, assets [abstract]
Balance - January 1	$ 2,499.5	$ 2,259.4
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	442.1	(186.2)
Purchases	1,003.2	1,272.0
Sales and distributions	(706.6)	(848.7)
Acquisitions of subsidiaries (note 23)	645.8
Transfer into category	391.1	9.8
Unrealized foreign currency translation gains on foreign operations included in other comprehensive income	98.2	(6.8)
Balance - December 31	4,373.3	2,499.5
Private placement debt securities(b)(2)
Changes in fair value measurement, assets [abstract]
Balance - January 1	1,053.1	696.4
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	190.2	(52.9)
Purchases	430.2	955.6
Sales and distributions	(209.7)	(548.2)
Acquisitions of subsidiaries (note 23)	22.4
Transfer into category	384.0	9.4
Unrealized foreign currency translation gains on foreign operations included in other comprehensive income	70.9	(7.2)
Balance - December 31	1,941.1	1,053.1
Private company preferred shares
Changes in fair value measurement, assets [abstract]
Balance - January 1	44.0	7.7
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	1.3	2.5
Purchases	268.4	115.7
Sales and distributions	(34.1)	(82.5)
Acquisitions of subsidiaries (note 23)	0.0
Transfer into category	0.0	0.4
Unrealized foreign currency translation gains on foreign operations included in other comprehensive income	3.6	0.2
Balance - December 31	283.2	44.0
Limited partnerships and other
Changes in fair value measurement, assets [abstract]
Balance - January 1	981.4	960.9
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	243.4	102.7
Purchases	221.2	124.4
Sales and distributions	(443.4)	(202.9)
Acquisitions of subsidiaries (note 23)	583.8
Transfer into category	0.0	0.0
Unrealized foreign currency translation gains on foreign operations included in other comprehensive income	12.3	(3.7)
Balance - December 31	1,598.7	981.4
Private equity funds
Changes in fair value measurement, assets [abstract]
Balance - January 1	167.8	171.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(5.5)	(12.5)
Purchases	0.0	16.4
Sales and distributions	0.0	(10.2)
Acquisitions of subsidiaries (note 23)	0.0
Transfer into category	0.0	0.0
Unrealized foreign currency translation gains on foreign operations included in other comprehensive income	8.2	3.1
Balance - December 31	170.5	167.8
Private company common shares
Changes in fair value measurement, assets [abstract]
Balance - January 1	155.4	138.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	22.6	(21.6)
Purchases	11.1	38.8
Sales and distributions	(19.4)	0.0
Acquisitions of subsidiaries (note 23)	29.9
Transfer into category	0.0	0.0
Unrealized foreign currency translation gains on foreign operations included in other comprehensive income	2.6	0.2
Balance - December 31	202.2	155.4
Derivatives and other invested assets
Changes in fair value measurement, assets [abstract]
Balance - January 1	97.8	285.4
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(9.9)	(204.4)
Purchases	72.3	21.1
Sales and distributions	0.0	(4.9)
Acquisitions of subsidiaries (note 23)	9.7
Transfer into category	7.1	0.0
Unrealized foreign currency translation gains on foreign operations included in other comprehensive income	0.6	0.6
Balance - December 31	$ 177.6	$ 97.8